Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses, 1 [Abstract]
Summary of Other Income and Expenses

	2025		2024		2023
Gain on sale of other assets	Ps.	10	Ps.	10	Ps.	473
Gain on sale of long-lived assets		373		150		400
Insurance recovery		1,778		1,415		279
Foreign exchange gain related to operating activities		687		166		815
Other investment in shares (4)		147		—		3,311
Recoveries of prior years taxes (1)		13		316		483
Investment in equity instruments (5)		—		—		6,785
Tax credit recovery		—		1,154		—
Other investments		—		214		415
Others		309		163		141
Other income	Ps.	3,317	Ps.	3,588	Ps.	13,102

Recoveries of prior years	Ps.	—	Ps.	—	Ps.	958
Impairment of long-lived assets (2)		—		2,801		1,248
Disposal of long-lived assets (3)		1,108		939		466
Provisions for contingencies, net		725		170		1,110
Severance payments		1,616		2,007		998
Donations		841		865		711
Legal fees and other expenses from past acquisitions		47		41		—
Foreign exchange loss related to operating activities		624		—		—
Items without tax requirements		—		—		139
Interest and penalties of previous years taxes		607		763		385
Tax credit recovery payment to former shareholders		—		998		—
Other		565		856		237
Other expenses	Ps.	6,133	Ps.	9,440	Ps.	6,252

(1)Following a favorable decision from Brazilian tax authorities received during 2020, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect on the "other income" captions of the consolidated income statements. See Note 25.1.1.
(2)Includes impairment losses in Proximity Americas and Health Division for an amount of Ps. 734 and Ps. 1,975, respectively, related to the Company's operation in Chile and Mexico, due to market conditions in 2024. Also includes impairment losses in Health Division related with the Company's operation in Ecuador for an amount of Ps. 596 in 2023; due to market conditions; as well as an impairment loss in Mexico for an amount of Ps. 480 in 2023 related with a challenging competitive environment. Additionally, the Company recognized impairment losses in Coca-Cola FEMSA for its investment in Alimentos de Soja S.A.U. for an amount of Ps. 143 in 2023.
(3)Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
(4)Related to the sale of the remaining Heineken shares in 2025 and dividends received from Heineken in 2023.
(5)In 2023, the Company sold its investment in Jetro Restaurant Depot.